ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable
	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts receivable	423,738	945,715	151,798
Allowance for doubtful accounts	(3,032)	(12,919)	(2,074)

Accounts receivable, net	420,706	932,796	149,724

Schedule of the movement of the allowance for doubtful accounts
	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Balance at the beginning of the year	1,523	3,032	487
Provisions	1,509	9,887	1,587

Balance at the end of the year	3,032	12,919	2,074